Shareholders equity - Share capital (Details) - EUR (€)	1 Months Ended
	Dec. 31, 2022	Jun. 30, 2023
Shareholders Equity
Authorized share capital		€ 13,600,000
Par value per share		€ 0.04
Eli Lilly and Company
Shareholders Equity
Issuance of ordinary shares (in shares)	9,381,586
Transaction cost	€ 0
Proceeds from issuing shares	€ 14,122,000
Ordinary
Shareholders Equity
Number of shares issued		84,246,967
Number of shares authorised		170,000,000
Shares were issued and fully paid in cash		80,939,812
Treasury shares	3,429,888	3,307,155
Preferred
Shareholders Equity
Number of shares authorised		170,000,000